Payments, by Government - 12 months ended Dec. 31, 2023 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1],[2]	$ 5,407,998	$ 28,367	$ 5,436,365
ARGENTINA | Province of Santiago del Estero - Direccion General de Rentas [Member]
Total	[1]	3,148		3,148
ARGENTINA | Province of Catamarca - Agencia de recaudacion [Member]
Total	[1]	14		14
ARGENTINA | Province of San Juan - Dirección General de Rentas [Member]
Total	[1]	2,260		2,260
ARGENTINA | Province of Neuquen - Direccion Provincial de Rentas [Member]
Total	[1]	5,447	14,594	20,041
ARGENTINA | Agencia De Recaudacion [Member]
Total	[1]	190,251		190,251
ARGENTINA | Subsecretaría de Minería [Member]
Total	[1]	1,416	172	1,588
ARGENTINA | Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]
Total	[1]		$ 13,601	13,601
ARGENTINA | City of Olavarria [Member]
Total	[1]	4,851,025		4,851,025
ARGENTINA | Municipality of Avellaneda [Member]
Total	[1]	4,190		4,190
ARGENTINA | City of Benito Juarez [Member]
Total	[1]	$ 350,247		$ 350,247

[1]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.

[2]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.